CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based compensation expenses	¥ 39,026		¥ 22,927	¥ 10,630
Cost of Revenues
Share-based compensation expenses	801	$ 117	501	319
Sales and Marketing Expenses
Share-based compensation expenses	6,810	990	4,739	2,252
Research and Development Expenses
Share-based compensation expenses	16,310	2,372	8,641	3,955
General and Administrative Expenses
Share-based compensation expenses	¥ 15,105	$ 2,197	¥ 9,046	¥ 4,104